RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2012
RELATED PARTY TRANSACTIONS
Schedule of related party transactions associated with LSMS agreement and other related transactions

	As of and for the Years Ended September 30,
	2012	2011	2010
Loan purchasing:
Loans purchased from CBD	$239,616,353	$251,013,073	$240,871,321

Management and record keeping services:
Monthly servicing to CBD (0.7% of outstanding principal)	$33,820,834	$33,609,257	$31,323,735
Monthly servicing to CBD ($2.82 for each loan owned at prior fiscal year end)	5,084,245	5,173,367	5,012,020
Monthly cost sharing to MCFC ($62,500 per month, $61,250 per month in 2010)	750,000	750,000	735,000
Total management and record keeping services	$39,655,079	$39,532,624	$37,070,755

Other transactions:
Fees paid to CBD in connection with loans purchased ($30.00 each loan purchased)	$3,276,540	$3,630,526	$3,620,390
Tax payments	9,844,816	13,727,467	12,019,609
Dividends paid to MCFC	6,773,313	8,845,387	10,560,722
Total other transactions	$19,894,669	$26,203,380	$26,200,721